Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments under Short-Term Lease and Long-Term Operating Leases

The total future minimum lease payments under the short-term lease and long-term operating leases with respect to the office as of June 30, 2025 are payable as follows:

	Payment due to schedule
	Within one year	One to three years	Above three years	Total
	US$	US$	US$	US$
Short-term office rental fees	51,503	-	-	51,503
Long-term office rental fees	45,431	126,766	155,830	328,027